Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

August 8, 2005

Gregory S. Belliston
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Proguard Acquisition Corp.
      Amendment 4 to Registration Statement on Form SB-2
      File No. 333-123910

Dear Mr. Belliston:

Pursuant to your letter dated August 3, 2005, please note the following:

Form SB-2
Certain Relationships and Related Transactions.

1. We note your response to comment 8, and we reissue the comment. Please file the note pertaining to the $50,000 loan from Corrections Systems International during the year ended December 31, 2003, and
disclose the note's terms in your filing.   This note does not yet
appear to be filed; the two notes that are filed, exhibits 10.3 and 10.4, are dated after December 31, 2003.

The note pertaining to the $50,000 loan during the year ended December
31, 2003 has been disclosed along with the note's terms.   The
disclosure under "Certain Relationships and Related Transactions: has been revised as follows:

During the year ended December 31, 2003, Ram Venture
Holdings Corp., a company with officers and directors
common with Proguard Acquisition(Frank Bauer and Norman
Becker), advanced $50,000 in cash to Proguard Acquisition
for working capital purposes.   On March 31, 2004, the
assets and liabilities of Ram Venture were contributed at book value to Corrections System International, Inc., a company with officers and directors common with Proguard
Acquisition(Frank Bauer and Norman Becker.

In March 2004, an additional $50,000 was advanced to
Proguard Acquisition by Corrections Systems International,
Inc.   These notes bear interest at 8% per annum, payable
quarterly and are due January 1, 2005 and March 15, 2006,
respectively.   Upon default, if any, the notes and
deferred interest shall bear interest at the rate of 12%
per annum.   The notes are convertible into 150,000 shares
of Proguard Acquisition's common stock at the holder's
option at any time prior to the maturity date.   On January
31, 2005, CSII opted not to convert the promissory note
dated January 31, 2003 into common stock of Proguard
Acquisition and issued a new promissory note that extends
the payment of the amount due until January 31, 2007 with
interest of 8% payable quarterly beginning April 15, 2005.
Upon default, if any, the notes and deferred interest shall
bear interest at the rate of 12% per annum.   The
conversion terms of the original promissory note dated
January 31, 2003 have not been extended.

Note 2, Related Party Transactions has been added to the unaudited interim financial statements as follows:

NOTE 2.  RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2005, the Company paid affiliated entities $14,000 for rent, office expenses, and consulting fees.

During the year ended December 31, 2003, an entity related to the Company advanced $50,000 in cash to the Company as evidenced by a note. This note is convertible into 150,000 shares of the Company's common stock at the holder's option at any time prior to the maturity date. The note bears interest at 8% per annum payable quarterly and matured on January 31, 2005. During the three months ended March 31, 2005, the Company entered into a new note agreement that eliminates the conversion feature and extends the maturity date to January 31, 2007.

Also, Note 4. Relate Party Transactions has been amended as follows:

NOTE 4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2003, an officer advanced $6,500 to the Company for working capital purposes. The advance for $6,500 was repaid in during 2003. In addition, an entity related to the Company advanced $50,000 in cash to the Company as evidenced by a note. This note is convertible into 150,000 shares of the Company's common stock at the holder's option at any time prior to the maturity date. The note bears interest at 8% per annum payable quarterly and matured on January 31, 2005. Subsequent to December 31, 2004, the Company entered into a new note agreement that eliminates the conversion feature and extends the maturity date to January 31, 2007.

The audit report has been redated to reflect the above change in the audit.

2. Please describe the terms of the January 31, 2005 note, which is filed as exhibit 10.3

See response to comment 1 above. Note, no new amounts were paid to Proguard Acquisition by CSII.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information.


Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law




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